Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3—Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statements of financial condition and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

It is management's opinion that accounting estimates covering certain aspects of the business have more significance than others due to the relative importance of those areas to overall performance, or the level of subjectivity required in making these estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the potential impairment of FHLB stock, the determination of other-than-temporary impairment on securities, and the assessment of whether deferred taxes are more likely than not to be realized. Management believes that the allowance for loan losses represents its best estimate of losses known and inherent in the loan portfolio that are both probable and reasonable to estimate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in market and economic conditions in the Company's market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination.

Management's determination of whether investments, including FHLB stock, are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. Management's assessment as to the amount of deferred taxes more likely than not to be realized is based upon estimates of future taxable income, which is subject to revision upon receipt of updated information.

The Company follows Financial Accounting Standards Board ("FASB") guidance on subsequent events, which establishes general standards for accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. This guidance sets forth the period after the balance sheet date during which management of the reporting entity should evaluate events or transactions that occur for potential recognition in the financial statements. This guidance identifies the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosure that should be made about events or transactions that occur after the balance sheet date. In preparing these consolidated financial statements, the Company evaluated the events that occurred after September 30, 2013 and through the date these consolidated financial statements were issued.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions, interest-earning deposits and federal funds sold, all with original maturities of three months or less.

Securities

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings. Debt securities not classified as trading securities or as held to maturity securities, are classified as available for sale securities and reported at fair value, with unrealized holding gains and losses, net of applicable income taxes, reported in accumulated other comprehensive income (loss), as a separate component of stockholders' equity. The Company has no securities classified as held to maturity or trading securities.

Premiums and discounts on all debt securities are amortized or accreted to income by use of the interest method over the estimated remaining period to contractual maturity, or the security call date.

Gains or losses on sales of securities are recognized on the specific identification method.

Individual securities are considered impaired when the fair value of such security is less than its amortized cost. The Company evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or "other-than-temporary" in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income (loss) with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements; however information concerning the amount and duration of impairments on held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to or exceeding amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income (loss).

The Company reviews its investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, and the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. The Company also assesses its intent with regard to selling or holding each security as well as any conditions which may require it to sell the security prior to the recovery of fair value to a level which equals or exceeds amortized cost.

Loans Receivable

Loans receivable are carried at unpaid principal balances and net deferred loan origination costs less the allowance for loan losses.

The Company defers loan origination fees and certain direct loan origination costs and accretes net amounts as an adjustment of yield over the contractual lives of the related loans. Unamortized net fees and costs are written off if the loan is repaid before its stated maturity.

Recognition of interest income is discontinued and existing accrued interest receivable is reversed on loans that are more than ninety days delinquent and where management, through its loan review process, feels such loan should be classified as non-accrual. Income is subsequently recognized only to the extent that cash payments are received until the obligation has been brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt, in which case the loan is returned to an accrual status. The past due status of all classes of loans receivable is determined based on the contractual due dates for loan payments.

Allowance for Loan Losses

An allowance for loan and lease losses ("ALLL") is maintained to absorb losses from the loan portfolio. The ALLL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Bank's methodology for determining the ALLL is based on the requirements of the FASB's Accounting Standards Codification ("ASC") Sub-Topic 450-20 for loans collectively evaluated for impairment, ASC Section 310-10-35 for loans individually evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses, and other bank regulatory guidance. The total of the two components represents the Bank's ALLL.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends and current Federal Deposit Insurance Corporation Uniform Bank Performance Report ("UBPR") loss experience for the Bank's Peer Group are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described below, which are based on the Consolidated Reports of Condition and Income (Call Report) classifications, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the reporting class level. A historical charge-off factor is calculated utilizing a rolling one year to five year average. In addition, the UBPR Peer Group charge-off factor is determined.  The Bank uses Bank specific charge-off experience adjusted for recent loss trends and economic conditions as well as Peer Group charge-off experience to establish its historical charge-off factor.

"Pass" rated credits are segregated from "Classified" credits for the application of qualitative factors. Management has identified a number of additional qualitative factors that it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

An allowance for loan losses is maintained at a level that represents management's best estimate of losses known and inherent in the loan portfolio that are both probable and estimable. The allowance is decreased by loan charge-offs, increased by subsequent recoveries of loans previously charged off, and then adjusted, via either a charge or credit to operations, to an amount determined by management to be necessary. Loans or portions thereof are charged off when, after collection efforts are exhausted, they are determined to be uncollectible. Management of the Company, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume inherent in its loan activities, along with the general economic and real estate market conditions. The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio. The Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potential impaired loans.

Such system takes into consideration, among other things, delinquency status, size of loans, and type of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified loans based on a review of such information and/or appraisals of the underlying collateral. General loan losses are determined based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment. Although management believes that specific and general loan losses are established in accordance with management's best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

The segments of the Bank's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. Loans secured by real estate consist of one-to-four-family, multi-family, non-residential, construction and home equity and second mortgage loans. Substantially all of the commercial loans are secured and consumer loans are principally secured.

Management uses a six category internal risk rating system to monitor the credit quality of the overall loan portfolio that generally follows bank regulatory definitions. Pass graded loans are considered to have average or better than average risk characteristics. They demonstrate satisfactory debt service capacity and coverage along with a generally stable financial position. These loans are performing in accordance with the terms of their loan agreement. The Watch category, a non bank regulatory category, includes assets that, while performing, demonstrate above average risk through a pattern of declining earning trends, strained cash flow, increasing leverage, and/or weakening market fundamentals. The Special Mention category includes assets that are currently protected but exhibit potential credit weakness or a downward trend which, if not checked or corrected, will weaken the Bank's asset or inadequately protect the Bank's position. Loans in the Substandard category have a well-defined weakness that jeopardizes the orderly liquidation of the debt. For loans in this category, normal repayment from the borrower is in jeopardy and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. All loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category have weaknesses inherent in those classified Substandard with the added provision that the weakness makes collection of debt in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the special valuation category. Loans that are deemed incapable of repayment where continuance as an active asset of the Bank is not warranted are charged off as a Loss. The classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off the asset even though partial recovery may be achieved in the future.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Bank has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as delinquency, bankruptcy, repossession, or death occurs to raise awareness of a possible credit event. The Bank's Senior Lending Officer is responsible for the timely and accurate risk rating of the loans in the portfolios at origination and on an ongoing basis. The Bank has an experienced outsourced Loan Review function that on a quarterly basis, reviews and assesses loans within the portfolio and the adequacy of the Bank's allowance for loan losses. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard or Doubtful on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

Management evaluates individual loans in all of the segments for possible impairment if the loan is either in nonaccrual status, or is risk rated Substandard or Doubtful. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of any shortfall in relation to the principal and interest owed.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Bank's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition. A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The amount of loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. A reserve for losses related to unfunded lending commitments is also maintained. This reserve represents management's estimate of losses inherent in unfunded credit commitments.

Federal Home Loan Bank of New York Stock

The Company's required investment in the common stock of the FHLB is carried at cost as of September 30, 2013 and 2012.

Management periodically evaluates this common stock for impairment based on assessment of the ultimate recoverability of the cost of the stock rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of the stock is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB, and (4) the liquidity position of the FHLB. Management believes no impairment charge was necessary related to the FHLB stock as of September 30, 2013 or 2012.

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Concentration of Risk

The Company's lending activities are concentrated in loans secured by real estate located in Westchester County, New York and surrounding areas.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and buildings, building improvements, furnishings and equipment and leasehold improvements, at cost less accumulated depreciation and amortization. Depreciation and amortization charges are computed using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	10 – 50
Furnishings and equipment	3 – 10
Leasehold improvements	The lesser of useful life or term of lease

Significant renewals and betterments are charged to the property and equipment account. Maintenance and repairs are charged to expense in the year incurred. Rental income is netted against occupancy expenses in the consolidated statements of income.

Advertising

Advertising expense is recognized as incurred

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Federal income taxes are allocated to the Company and the Bank based upon the contribution of their respective income or loss to the consolidated return. The Company and the Bank file a combined state income tax return.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the income tax returns differ from these provisions due principally to temporary differences in the treatment of certain items for financial statement and income tax reporting purposes. Deferred income taxes have been recorded to recognize such temporary differences. The realization of deferred tax assets is assessed and a valuation allowance is provided, when necessary, for that portion of the asset which more likely than not will not be realized.

The Company follows the FASB's guidance regarding accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This guidance prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company's evaluation of the implementation of this guidance, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended September 30, 2013 and 2012. The Company's policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended September 30, 2013 and 2012. The tax years subject to examination by the taxing authorities are the years ended September 30, 2013 and 2012, and December 31, 2011 and 2010.

Benefit Plans

The Company has a non-contributory defined benefit pension plan covering all eligible employees. The Company also has a 401(k) retirement plan and an ESOP, both of which are defined contribution plans.

The benefits for the pension plan are based on years of service and employees' compensation. Prior service costs for the pension plan generally are amortized over the estimated remaining service periods of employees. The Company uses the corridor approach in the valuation of the pension plan which defers all actuarial gains and losses resulting from differences between actual results and economic estimates or actuarial assumptions. For the pension plan, these unrecognized gains and losses are amortized to income when net gains and losses exceed 10% of the greater of the market-value of plan assets or the projected benefit obligation at the beginning of the plan year.

In accordance with FASB's guidance regarding accounting for defined benefit and other postretirement plans,  the Company recognizes the over-funded or under-funded status of the defined benefit pension plans as an asset or liability in the consolidated statement of financial condition, with the changes in the funded status recorded through other comprehensive income (loss) in the year in which the change occurs.

Net Income (Loss) Per Share

Basic net income (loss) per share was computed by dividing the net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding, adjusted for unearned shares of the Company's employee stock ownership plan, or "ESOP". Stock options granted are considered common stock equivalents and are therefore considered in diluted net income per share calculations, if dilutive, using the treasury stock method. 178,179 of the 186,479 stock options outstanding were anti-dilutive and therefore excluded from the computation of diluted net income per share for the year ended September 30, 2013. All outstanding stock options were anti-dilutive and therefore excluded from the computation of diluted net (loss) per share for the year ended September 30, 2012. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating both basic and diluted net income per share until they are committed to be released.

Off-Balance Sheet Credit-Related Financial Instruments

In the ordinary course of business, the Company enters into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Reclassification

Amounts in the prior year's financial statements have been reclassified whenever necessary to conform to the current year's presentation. Such reclassifications had no impact on stockholder's equity or net income.